INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES
24	INCOME TAXES

The components of income taxes recognized in the consolidated statements of financial position are as follows:

	As at	As at
	December 31,	December 31,
	2023	2022
Income taxes payable	917	1,113
Deferred income tax liabilities	852	1,201

The components of income taxes recognized in the consolidated statements of loss and comprehensive loss are as follows:

	Year Ended December 31,
	2023	2022
Current year	1,351	1,401
Adjustment in respect of prior periods	(93)	199
Current income taxes	1,258	1,600
Deferred income tax recovery	(348)	(42)
Deferred income tax recovery	(348)	(42)
Income taxes	910	1,558

There is no income tax expense recognized in other comprehensive income (loss).

	As at	As at
	December 31,	December 31,
	2023	2022
Deferred tax assets
Non-capital losses carried forward	348	163

Deferred tax liabilities
Goodwill and intangible assets	852	1,201
Convertible debt	(348)	(163)
Deferred income tax liabilities	852	1,201

24	INCOME TAXES (CONTINUED)

The effective income tax rates in the consolidated statements of loss and comprehensive loss were reported at rates different than the combined Canadian federal and provincial statutory income tax rates for the following reasons:

	Year Ended December 31,
	2023	2022
	%	%
Canadian statutory tax rate	26.5	26.5
Effect of tax rate in foreign jurisdictions	(6.7)	7.7
Impact of foreign currency translation	(11.5)	2.9
Non-deductible and non-taxable items	(13.5)	(45.2)
Change in tax benefits not recognized	(29.0)	(48.0)
Adjustments in respect of prior periods	—	(16.2)
Adjustment of prior year tax payable	3.2	(10.4)
Other	—	1.8
Effective Income Tax Rate Applicable to Loss Before Income Taxes	(31.0)	(80.9)

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Year Ended December 31,
	2023	2022
Income tax losses - Canada	33,350	32,773
Capital tax losses - Canada	28,062	28,385
Income tax losses - United Kingdom	1,076	2,107
Income tax losses - Malta	142	142
Income tax losses - USA	412	—
Property and equipment	1,935	2,170
Goodwill	1,175	2,103
Intangibles	11,850	—
Right-of-use assets	45	—
Share issuance costs	1,523	2,888
Total unrecognized deductible temporary differences	79,570	70,568

24INCOME TAXES (CONTINUED)

The portion of the income tax losses related to Canada which have a limited carry-forward period expire in the years 2028 to 2043 as follows:

2028	649
2029	332
2030	223
2031	1,163
2032	1,698
2033	2,428
2034	1,184
2035	3,011
2036	1,578
2037	3,096
2038	1,871
2039	2,143
2040	3,188
2041	3,973
2042	2,544
2043	4,267
33,348

The United Kingdom losses are carried forward indefinitely unless subject to certain restrictions. The deductible temporary differences do not expire under current income tax legislation. Deferred income tax assets were not recognized in respect of these items because it is not probable that future taxable income will be available to the Company to utilize the benefits.